EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table is a reconciliation of income from continuing operations to net income attributable to Baxter stockholders.

years ended December 31(in millions)	2020	2019	2018
Income from continuing operations	$1,110	$1,011	$1,552
Less: Income from continuing operations attributable to noncontrolling interests	8	10	—
Income from continuing operations attributable to Baxter stockholders	1,102	1,001	1,552
Loss from discontinued operations attributable to Baxter stockholders	—	—	(6)
Net income attributable to Baxter stockholders	$1,102	$1,001	$1,546

Reconciliation of Basic Shares to Diluted Shares
The following table is a reconciliation of basic shares to diluted shares.

years ended December 31(in millions)	2020	2019	2018
Basic shares	509	509	534
Effect of dilutive securities	8	10	12
Diluted shares	517	519	546